Performance Management	Aug. 31, 2025
Templeton Emerging Markets Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	28.08%
Worst Quarter:	2020, Q1	-33.00%

As of September 30, 2025, the Fund’s year-to-date return was 8.54%.

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Templeton Emerging Markets Small Cap Fund		12 Months Ended	60 Months Ended	89 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World ex-US Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World ex-US Index-NR
MSCI All Country World ex-US Index-NR | Average Annual Return, Percent		5.53%	4.10%		4.80%
MSCI Emerging Markets Small Cap Index-NR | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Small Cap Index-NR
MSCI Emerging Markets Small Cap Index-NR | Average Annual Return, Percent		4.79%	8.56%		5.73%
Class A | Average Annual Return, Label [Optional Text]	Return before taxes
Class A | Average Annual Return, Percent		1.71%	4.79%		3.66%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		2.38%	3.68%		3.03%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.80%	3.70%		2.91%
Class C | Average Annual Return, Percent		5.87%	5.17%		3.47%
Class R | Average Annual Return, Percent		7.36%	5.71%		3.99%
Class R6 | Average Annual Return, Percent		7.90%	6.30%	3.67% [1]
Class R6 | Performance Inception Date				Aug. 01, 2017
Advisor Class | Average Annual Return, Percent		7.92%	6.22%		4.51%
[1]	Since inception August 1, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Templeton Emerging Markets Small Cap Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of September 30, 2025, the Fund’s year-to-date return was 8.54%.
Bar Chart, Year to Date Return	8.54%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	28.08%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(33.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Franklin Templeton SMACS: Series EM
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance information does not include the fees and expenses (including investment management fees) paid in the wrap programs or certain other programs advised or sub-advised by the investment manager or its affiliates.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2022, Q4	19.08%
Worst Quarter:	2022, Q3	-15.63%

As of September 30, 2025, the Fund’s year-to-date return was 35.43%.

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Franklin Templeton SMACS: Series EM		12 Months Ended	39 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World ex-US Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World ex-US Index-NR
MSCI All Country World ex-US Index-NR | Average Annual Return, Percent		5.53%	0.29%	[1]
MSCI All Country World ex-US Index-NR | Performance Inception Date			Oct. 08, 2021
MSCI Emerging Markets Index-NR | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index-NR
MSCI Emerging Markets Index-NR | Average Annual Return, Percent		7.50%	(3.36%)	[1]
MSCI Emerging Markets Index-NR | Performance Inception Date			Oct. 08, 2021
Series EM | Average Annual Return, Label [Optional Text]	Return before taxes
Series EM | Average Annual Return, Percent		6.65%	(1.51%)	[1]
Series EM | Performance Inception Date			Oct. 08, 2021
Series EM | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Series EM | After Taxes on Distributions | Average Annual Return, Percent		5.89%	(2.53%)	[1]
Series EM | After Taxes on Distributions | Performance Inception Date			Oct. 08, 2021
Series EM | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Series EM | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.50%	(1.32%)	[1]
Series EM | After Taxes on Distributions and Sales | Performance Inception Date			Oct. 08, 2021
[1]	Since inception October 8, 2021.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Franklin Templeton SMACS: Series EM | Series EM
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of September 30, 2025, the Fund’s year-to-date return was 35.43%.
Bar Chart, Year to Date Return	35.43%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.08%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.63%)
Lowest Quarterly Return, Date	Sep. 30, 2022